Convertible Promissory Notes in Default and Due On Demand: Schedule of Long-term Debt Instruments (Tables)	9 Months Ended
Mar. 31, 2014
Tables/Schedules
Schedule of Long-term Debt Instruments
Payment date	Amount
May 14, 2012	$314,000
June 28, 2012	100,000
July 3, 2012	631,000
November 29, 2012	940,500
October 9, 2013	100,000
October 29, 2013	300,000
March 6, 2014	446,450